Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	TURBO ENERGY, S.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	55,085,700
Amendment Flag	false
Entity Central Index Key	0001963439
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40848
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Street Isabel la Católica, 8
Entity Address, Address Line Two	Door 51
Entity Address, City or Town	Valencia
Entity Address, Country	ES
Entity Address, Postal Zip Code	46004
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5854
Auditor Name	TAAD LLP
Auditor Location	Diamond Bar, CA
Business Contact
Document Information Line Items
Entity Address, Address Line One	Street Isabel la Católica, 8
Entity Address, Address Line Two	Door 51
Entity Address, City or Town	Valencia
Entity Address, Country	ES
Entity Address, Postal Zip Code	46004
Contact Personnel Name	Alejandro Moragues, CFO
City Area Code	+34
Local Phone Number	961 196 250
Contact Personnel Email Address	alejandromoragues@turbo-e.com
One American Depositary Share represents five Ordinary Shares
Document Information Line Items
Trading Symbol	TURB
Title of 12(b) Security	One American Depositary Share represents five Ordinary Shares
Security Exchange Name	NASDAQ
Ordinary Share, par value five cents of euro (€0.05) per share
Document Information Line Items
Title of 12(b) Security	Ordinary Share, par value five cents of euro (€0.05) per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true